Schedule of investments
Delaware Investments Ultrashort Fund	June 30, 2023 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.16%
Freddie Mac Structured Agency Credit Risk REMIC Trust Series 2021-HQA2 M1 144A 5.767% (SOFR + 0.70%) 12/25/33 #, •	243,293	$ 242,077
Total Agency Collateralized Mortgage Obligations (cost $243,293)		242,077

Agency Commercial Mortgage-Backed Securities — 5.39%
FREMF Mortgage Trust
Series 2013-K34 B 144A 3.889% 9/25/46 #, •	2,430,000	2,420,263
Series 2013-K34 C 144A 3.889% 9/25/46 #, •	2,500,000	2,489,142
Series 2013-K35 C 144A 4.192% 12/25/46 #, •	910,000	905,157
Series 2017-K724 B 144A 3.596% 12/25/49 #, •	1,500,000	1,479,263
Series 2017-K729 B 144A 3.799% 11/25/49 #, •	750,000	722,008
Total Agency Commercial Mortgage-Backed Securities (cost $8,032,301)		8,015,833

Collateralized Debt Obligations — 0.80%
Ares LVIII CLO Series 2020-58A XR 144A 5.736% (TSFR03M + 0.75%, Floor 0.75%) 1/15/35 #, •	285,714	285,693
Dryden 83Series 2020-83A X 144A 6.012% (LIBOR03M + 0.75%, Floor 0.75%) 1/18/32 #, •	600,000	599,884
Symphony Series 2020-24A X 144A 6.073% (LIBOR03M + 0.80%, Floor 0.80%) 1/23/32 #, •	300,000	299,937
Total Collateralized Debt Obligations (cost $1,185,714)		1,185,514

Corporate Bonds — 6.52%
Banking — 0.84%
Goldman Sachs Group 7.063% (LIBOR03M + 1.60%) 11/29/23 •	1,250,000	1,256,000
		1,256,000
Communications — 0.85%
Verizon Communications 6.421% (LIBOR03M + 1.10%) 5/15/25 •	1,250,000	1,260,742
		1,260,742
Consumer Cyclical — 0.84%
General Motors Financial 5.85% (SOFR + 0.76%) 3/8/24 •	1,250,000	1,247,261
		1,247,261
NQ- 097 [0623] 0823 (3053849)    1

Schedule of investments
Delaware Investments Ultrashort Fund   (Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical — 1.32%
Gilead Sciences 3.70% 4/1/24	2,000,000	$ 1,971,644
		1,971,644
Insurance — 1.83%
Athene Global Funding 144A 5.79% (SOFR + 0.70%) 5/24/24 #, •	1,490,000	1,475,825
Brighthouse Financial Global Funding 144A 5.78% (SOFR + 0.76%) 4/12/24 #, •	1,250,000	1,239,981
		2,715,806
Real Estate Investment Trusts — 0.84%
Public Storage 5.519% (SOFR + 0.47%) 4/23/24 •	1,250,000	1,249,447
		1,249,447
Total Corporate Bonds (cost $9,734,297)		9,700,900

Non-Agency Asset-Backed Securities — 18.97%
Avis Budget Rental Car Funding AESOP Series 2019-2A A 144A 3.35% 9/22/25 #	300,000	291,085
BA Credit Card Trust Series 2022-A2 5.00% 4/15/28	2,250,000	2,238,725
BMW Vehicle Lease Trust
Series 2022-1 A3 1.10% 3/25/25	1,634,177	1,606,233
Series 2023-1 A3 5.16% 11/25/25	2,734,000	2,715,622

CARDS II Trust Series 2021-1A A 144A 0.602% 4/15/27 #	2,000,000	1,916,917
CarMax Auto Owner Trust Series 2021-2 A3 0.52% 2/17/26	1,984,077	1,917,480
Dell Equipment Finance Trust Series 2022-1 A2 144A 2.11% 8/23/27 #	276,806	275,347
Enterprise Fleet Financing
Series 2020-2 A2 144A 0.61% 7/20/26 #	453,499	446,411
Series 2021-3 A2 144A 0.77% 8/20/27 #	558,390	536,338
Series 2022-4 A2 144A 5.76% 10/22/29 #	1,250,000	1,245,270

Ford Credit Auto Owner Trust Series 2020-B A4 0.79% 11/15/25	3,055,000	2,982,833
GMF Floorplan Owner Revolving Trust Series 2020-1 A 144A 0.68% 8/15/25 #	2,000,000	1,988,609
GTE Auto Receivables Trust Series 2023-1 A2 144A 5.65% 8/17/26 #	1,000,000	994,559
Harley-Davidson Motorcycle Trust Series 2023-A A2B 5.597% (SOFR + 0.53%) 6/15/26 •	1,250,000	1,248,265
Honda Auto Receivables Owner Trust Series 2021-1 A3 0.27% 4/21/25	606,482	592,246
2    NQ- 097 [0623] 0823 (3053849)

(Unaudited)
	Principalamount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)

Hyundai Auto Receivables Trust Series 2022-A A2A 1.81% 2/18/25	663,662	$ 658,670
John Deere Owner Trust 2022Series 2022-A A2 1.90% 11/15/24	515,874	513,517
JPMorgan Chase Bank Series 2020-2 B 144A 0.84% 2/25/28 #	224,534	220,726
Master Credit Card Trust Series 2021-1A A 144A 0.53% 11/21/25 #	1,500,000	1,429,204
Nissan Auto Lease Trust Series 2021-A A3 0.52% 8/15/24	629,029	624,417
Tesla Auto Lease Trust Series 2021-B A2 144A 0.36% 9/22/25 #	509,612	505,355
Toyota Auto Receivables Owner Trust Series 2023-A A3 4.63% 9/15/27	1,500,000	1,479,052
Verizon Owner Trust Series 2020-A B 1.98% 7/22/24	94,615	94,447
World Omni Auto Receivables Trust Series 2022-B A2A 2.77% 10/15/25	1,698,549	1,681,734
Total Non-Agency Asset-Backed Securities (cost $28,364,667)		28,203,062

Commercial Papers — 37.38%
Brokerage — 4.70%
BofA Securities 5.154% 8/15/23	2,000,000	1,986,583
Citigroup Global Markets Inc.
5.502% 8/1/23	1,170,000	1,164,486
5.757% 3/1/24	4,000,000	3,841,376
		6,992,445
Capital Goods — 1.68%
Stanley Black & Decker 5.398% 7/10/23	2,500,000	2,496,356
		2,496,356
Consumer Cyclical — 3.68%
American Honda Finance Corporation
5.54% 8/7/23	2,000,000	1,988,501
5.583% 8/16/23	3,500,000	3,474,941
		5,463,442
Consumer Non-Cyclical — 1.65%
Lauder Estee 5.233% 10/16/23	2,500,000	2,459,403
		2,459,403
Electric — 0.81%
Wisconsin Electric Power 5.152% 7/3/23	1,200,000	1,199,657
		1,199,657
NQ- 097 [0623] 0823 (3053849)    3

Schedule of investments
Delaware Investments Ultrashort Fund   (Unaudited)
	Principalamount°	Value (US $)
Commercial Papers (continued)
Energy — 0.97%
BP Capital Markets 5.367% 9/5/23	1,450,000	$ 1,435,479
		1,435,479
Finance Companies — 3.30%
Toyota Industries Commercial Finance
4.941% 8/15/23	1,500,000	1,490,056
5.024% 7/20/23	1,000,000	997,165
5.097% 1/12/24	2,500,000	2,424,377
		4,911,598
Financials — 20.59%
Bank Of Montreal 5.213% 7/12/23	1,000,000	998,307
Bank Of Nova Scotia 5.086% 7/11/23	1,000,000	998,441
BNP Paribas (New York Branch) 5.357% 11/20/23	1,000,000	978,522
BPCE 5.378% 7/18/23	1,500,000	1,496,158
Cooperatieve Rabobank (New York Branch) 5.128% 10/20/23	1,250,000	1,229,117
Credit Agricole Cib (New York) 5.183% 9/8/23	3,000,000	2,970,028
ING US Funding
5.147% 8/4/23	2,150,000	2,139,281
5.478% 10/16/23	1,500,000	1,475,345
Lloyds Bank Corporate Markets
5.569% 7/31/23	1,500,000	1,493,353
5.624% 1/2/24	2,500,000	2,426,465
Natixis
5.238% 9/11/23	5,000,000	4,947,136
5.35% 9/1/23	1,500,000	1,486,523
Natwest Markets
5.752% 2/6/24	400,000	385,917
5.825% 2/12/24	3,000,000	2,891,380

Societe Generale 5.555% 8/9/23	1,500,000	1,491,485
Toronto-Dominion 5.613% 8/23/23	1,000,000	992,331
Westpac Banking Corporation
4.69% 9/13/23	1,250,000	1,236,367
5.284% 11/15/23	1,000,000	979,277
		30,615,433
Total Commercial Papers (cost $55,617,653)		55,573,813
4    NQ- 097 [0623] 0823 (3053849)

(Unaudited)
	Number of shares	Value (US $)
Short-Term Investments — 31.18%
Money Market Mutual Funds — 0.02%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.99%)	6,393	$ 6,393
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.99%)	6,393	6,393
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.14%)	6,393	6,393
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.03%)	6,394	6,394
		25,573
	Principal amount°
US Treasury Obligations — 31.16%
US Treasury Bill
4.704% 9/21/23^	8,000,000	7,908,329
4.736% 9/28/23^	12,350,000	12,196,145
4.967% 10/19/23^	16,150,000	15,898,243
5.398% 12/21/23^	10,600,000	10,336,418
		46,339,135
Total Short-Term Investments (cost $46,393,371)		46,364,708
Total Value of Securities—100.40% (cost $149,571,296)		149,285,907

Liabilities Net of Receivables and Other Assets—(0.40%)		(597,415)
Net Assets Applicable to 14,990,185 Shares Outstanding—100.00%		$148,688,492
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2023, the aggregate value of Rule 144A securities was $22,009,051, which represents 14.80% of the Fund's net assets.
NQ- 097 [0623] 0823 (3053849)    5

Schedule of investments
Delaware Investments Ultrashort Fund   (Unaudited)
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
Summary of abbreviations:
BNP – BNP Paribas
CLO – Collateralized Loan Obligation
FREMF – Freddie Mac Multifamily
ICE – Intercontinental Exchange, Inc.
LIBOR – London Interbank Offered Rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
REMIC – Real Estate Mortgage Investment Conduit
SOFR – Secured Overnight Financing Rate
TSFR03M – 3 Month Term Secured Overnight Financing Rate
USD – US Dollar
6    NQ- 097 [0623] 0823 (3053849)